12. PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

The property, plant and equipment balance consists of:

	At December 31	At December 31
(in thousands)	2017	2016

Plant and equipment:
Cost	$77,128	$72,601
Construction-in-progress	5,121	4,821
Accumulated depreciation	(16,353)	(12,609)
Net book value	$65,896	$64,813

Mineral properties:
Cost	$132,767	$123,340
Accumulated amortization	(183)	(171)
Net book value	$132,584	$123,169

Net book value	$198,480	$187,982

The plant and equipment continuity summary is as follows:

		Accumulated
		Amortization /	Net
(in thousands)	Cost	Depreciation	Book Value

Plant and equipment:
Balance-January 1, 2016	$77,258	$(11,640)	$65,618
Additions	536	-	536
Amortization	-	(140)	(140)
Asset divestitures (note 5)	(1,358)	1,100	(258)
Depreciation (note 22)	-	(2,812)	(2,812)
Disposals	(1,231)	1,063	(168)
Impairment	(67)	-	(67)
Reclamation adjustment (note 15)	(90)	140	50
Foreign exchange	2,374	(320)	2,054
Balance-December 31, 2016	$77,422	$(12,609)	$64,813

Additions	197	-	197
Amortization	-	(146)	(146)
Depreciation (note 22)	-	(3,357)	(3,357)
Disposals	(631)	615	(16)
Reclamation adjustment (note 15)	(169)	149	(20)
Foreign exchange	5,430	(1,005)	4,425
Balance-December 31, 2017	$82,249	$(16,353)	$65,896

The mineral property continuity summary is as follows:

		Accumulated	Net
(in thousands)	Cost	Amortization	Book Value

Mineral properties:
Balance-January 1, 2016	$122,797	$(165)	$122,632
Additions	3,586	-	3,586
Asset divestitures (note 5)	(3,427)	-	(3,427)
Impairment	(2,253)	-	(2,253)
Recoveries	(1,242)	-	(1,242)
Foreign exchange	3,879	(6)	3,873
Balance-December 31, 2016	$123,340	$(171)	$123,169

Additions	639	-	639
Impairment reversal	246	-	246
Recoveries	(149)	-	(149)
Foreign exchange	8,691	(12)	8,679
Balance-December 31, 2017	$132,767	$(183)	$132,584

Plant and Equipment

Canada Mining Segment

The Company has a 22.5% interest in the McClean Lake mill located in the Athabasca Basin of Saskatchewan, Canada. A toll milling agreement has been signed with the participants in the CLJV that provides for the processing of the future output of the Cigar Lake mine at the McClean Lake mill, for which the owners of the McClean Lake mill receive a toll milling fee and other benefits. In determining the units of production amortization rate for the McClean Lake mill, the amount of production attributable to the mill assets has been adjusted to include Denison’s expected share of mill feed related to the CLJV toll milling contract.

In March 2014, the first ore from the Cigar Lake mine was received at the mill. In September 2014, after being on stand-by since August 2010, milling activities were restarted at the McClean Lake mill and uranium packaging began in October 2014 and has continued during 2015, 2016 and 2017.

During 2016, the Company recorded an impairment charge of $67,000 associated with the planned decommissioning and disposal of certain of its mining and milling assets at the McClean Lake site.

Environmental Services Segment

The environmental services division of the Company provides mine decommissioning and decommissioned site monitoring services for third parties.

Mineral Properties

The Company has various interests in exploration and evaluation projects located in Canada which are held directly or through option or various contractual agreements.

Canada Mining Segment

As at December 31, 2017, the Company’s mineral property interests in Canada with significant carrying values are (all of the properties below are located in Saskatchewan):

a)	McClean Lake - the Company has a 22.5% interest in the project (includes the Sue D, Sue E, Caribou, McClean North and McClean South deposits);
b)	Midwest - the Company has a 25.17% interest in the project (includes the Midwest and Midwest A deposits);
c)	Wheeler River - the Company has a 63.3% interest in the project (includes the Phoenix and Gryphon deposits);
d)	Waterbury Lake - the Company has a 64.22% interest in the project (includes the J Zone deposit) and also has a 2.0% net smelter return royalty on the portion of the project it does not own;
e)	Johnston Lake – the Company has a 100% interest in the project;
f)	Mann Lake - the Company has a 30% interest in the project; and
g)	Wolly - the Company has a 21.89% interest in the project.

Wheeler River

On January 10, 2017, Denison executed an agreement with the partners of the WRJV that will result in Denison having the potential to increase its ownership in the WRJV from 60% up to approximately 66% by the end of fiscal 2018. Under the terms of the agreement, the partners have agreed to allow for a one-time election by Cameco Corp. (“Cameco”) to fund 50% of its ordinary 30% share of the WRJV expenses for fiscal 2017 and 2018. The shortfall in Cameco’s contribution will be funded by Denison in exchange for a transfer of a portion of Cameco’s interest in the WRJV. Accordingly, Denison’s share of the WRJV expenses were 75% in fiscal 2017 and will be 75% in fiscal 2018.

Under the terms of the above agreement, Denison increased its interest in the WRJV from 60% to 63.3% in 2017 by spending CAD$9,909,000 on WRJV expenses.

Waterbury Lake

In 2016, the Company increased its interest in the Waterbury Lake property from 61.55% to 63.01% and further increased it again in 2017 to 64.22% under the terms of the dilution provisions in the agreements governing the project (see note 24).

Moon Lake South

In January 2016, the Company entered into an option agreement with CanAlaska Uranium Ltd (“CanAlaska”) to earn an interest in CanAlaska’s Moon Lake South project located in the Athabasca Basin in Saskatchewan. Under the terms of the option, Denison can earn an initial 51% interest in the project by spending CAD$200,000 by December 31, 2017 and it can increase its interest to 75% by spending an additional CAD$500,000 by December 31, 2020. As at December 31, 2017, the Company has spent CAD$551,000 under the option and has earned a 51% interest in the project.

Moore Lake

In June 2016, the Company recognized an impairment charge of $2,174,000 based on the terms of an announced agreement to option its 100% interest in the Moore Lake property to Skyharbour Resources Ltd (“Skyharbour”) in exchange for cash, stock and exploration spending commitments. The remaining recoverable amount for the property was estimated to be CAD$1,700,000 and was based on a market-based fair value less costs of disposal assessment of the share and cash consideration to be received by the Company under the terms of the option. While the fair value of the share consideration to be received was determined from observable inputs, the fair value of the cash consideration was not and, as such, management classified the fair value determination within Level 2 of the fair value hierarchy.

In August 2016, the Company closed the option agreement with Skyharbour. On closing, Denison received 4,500,000 common shares of Skyharbour and recognized a recovery of $1,242,000 (CAD$1,620,000). To complete the option, Skyharbour is required to make staged cash payments of CAD$500,000 in aggregate over the next five years and spend CAD$3,500,000 in exploration expenditures on the property over the same five year period.

In April 2017, Denison received CAD$200,000 of cash consideration from Skyharbour under the terms of the option agreement and a recovery of $149,000 was recognized.

In June 2017, the Company recognized an impairment reversal of $246,000 for Moore Lake based on an update of the estimated recoverable amount remaining to be received under the option agreement.

Under the terms of the option agreement, Denison also maintains various back-in rights to re-acquire a 51% interest in the Moore Lake property and is entitled to nominate a member to Skyharbour’s Board of Directors as long as Denison maintains a minimum ownership position of 5%. As at December 31, 2017, Denison’s ownership interest in Skyharbour is approximately 10.00% (December 31, 2016: 11.35%).

Hook Carter

In November 2016, Denison completed the purchase of an 80% interest in the Hook-Carter property, located in the southwestern portion of the Athabasca Basin region in northern Saskatchewan, from ALX Uranium Corp (“ALX”).

Under the terms of the agreement, Denison issued 7,500,000 common shares with a value of $2,854,000 (CAD$3,825,000) in exchange for an immediate 80% interest in the property. ALX retained a 20% interest in the property and Denison has agreed to fund ALX’s share of the first CAD$12,000,000 in expenditures. Denison has also agreed to a work commitment of CAD$3,000,000 over 3 years – should Denison not meet this commitment, Denison’s interest in the property will decrease from 80% to 75% and ALX’s interest will increase from 20% to 25%.

In November 2016, Denison also purchased the Coppin Lake property from Areva Resources Canada Inc (now known as Orano Canada Inc.) and UEX Corporation for cash payments of $26,000 (CAD$35,000) and a 1.5% net smelter royalty. Under the terms of the Hook Carter agreement, Denison and ALX have elected to have these claims form part of the Hook Carter property and ALX’s interest in these claims will be the same as its interest in Hook Carter.

As at December 31, 2017, the Company has spent CAD$2,108,000 towards the 3 year work commitment.

Other Properties

In 2016, due to the Company’s intention to let claims on one of its Canadian properties lapse in the normal course and to not carry out the required exploration programs or make deficiency deposit payments needed to maintain the claims, the Company has recognized impairment charges of $79,000 to reduce the carrying value of the property to $nil. The $nil recoverable amount of the property is based on a market-based fair value less costs of disposal assessment using unobservable inputs and, as such, it is classified within Level 3 of the fair value hierarchy.

Africa Mining Segment - Mali, Namibia and Zambia

Prior to June 2016, the Company had mineral property interests in Africa which included a 100% interest in the Falea project in Mali, a 90% interest in the Dome project in Namibia and a 100% interest in the Mutanga project in Zambia.

In June 2016, the Company divested its mineral property assets in Africa as part of the sale of the Africa Mining Division to GoviEx (see note 5).

Asia Mining Segment - Mongolia

Prior to November 2015, the Company had an 85% interest in and was the managing partner of the Gurvan Saihan Joint Venture (“GSJV”) in Mongolia (which included the Hairhan and Haraat deposits and the Hairhan, Haraat, Gurvan Saihan and Ulzit exploration licenses).

In November 2015, the Company divested its mineral property assets in Mongolia as part of the sale of the Mongolia Mining Division to Uranium Industry (see note 5).